DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (Significant other observable inputs (Level 2), Fair value measured on recurring basis, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 2,341	$ 3,322
Fair value of derivative liabilities	(15,959)	(31,315)
Currency option agreements
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	894	247
Fair value of derivative liabilities		(2,612)
Buy-out put option
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities		(11,636)
Cross-currency interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities		$ (3,469)